CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and cash equivalents	$ 104,374	$ 138,645
Restricted cash	139,398	29,315
Loans and investments, net	2,579,127	1,695,732
Loans held-for-sale, net	297,443	673,367
Capitalized mortgage servicing rights, net	252,608	227,743
Securities held-to-maturity, net	27,837
Investments in equity affiliates	23,653	33,949
Real estate owned, net	16,787	19,492
Due from related party	688	1,465
Goodwill and other intangible assets	121,766	97,490
Other assets	62,264	53,588
Total assets	3,625,945	2,970,786
Liabilities and Equity:
Credit facilities and repurchase agreements	528,573	906,637
Collateralized loan obligations	1,418,422	728,441
Debt fund	68,084
Senior unsecured notes	95,280	94,522
Convertible senior unsecured notes, net	231,287	80,660
Junior subordinated notes to subsidiary trust issuing preferred securities	139,590	157,859
Related party financing	50,000	50,000
Due to related party		6,039
Due to borrowers	99,829	81,019
Allowance for loss-sharing obligations	30,511	32,408
Other liabilities	99,813	86,163
Total liabilities	2,761,389	2,223,748
Commitments and contingencies (Note 16)
Arbor Realty Trust, Inc. stockholders' equity:
Preferred stock, cumulative, redeemable, $0.01 par value: 100,000,000 shares authorized; special voting preferred shares; 21,230,769 shares issued and outstanding; 8.25% Series A, $38,788 aggregate liquidation preference; 1,551,500 shares issued and outstanding; 7.75% Series B, $31,500 aggregate liquidation preference; 1,260,000 shares issued and outstanding; 8.50% Series C, $22,500 aggregate liquidation preference; 900,000 shares issued and outstanding	89,508	89,508
Common stock, $0.01 par value: 500,000,000 shares authorized; 61,723,387 and 51,401,295 shares issued and outstanding, respectively	617	514
Additional paid-in capital	707,450	621,932
Accumulated deficit	(101,926)	(125,134)
Accumulated other comprehensive income (loss)	176	321
Total Arbor Realty Trust, Inc. stockholders' equity	695,825	587,141
Noncontrolling interest	168,731	159,897
Total equity	864,556	747,038
Total liabilities and equity	$ 3,625,945	$ 2,970,786